UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21492

The Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan Jr. Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31, 2006

Date of reporting period:	Quarter ended June 30, 2006

RESERVE YIELD PLUS FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (Unaudited)

Principal
Amount		Value
	Negotiable Bank Certificates of Deposit - 33.9%
	Domestic - 1.3%
$15,000,000	Wachovia Bank, 5.46%, 3/30/07	$15,002,550

	Yankees - 32.6%
4,000,000	Bank of Nova Scotia, 5.24%, 2/23/07	4,000,880
40,000,000	Bank of Tokyo Mitsubishi, 5.32%, 8/07/06	40,000,000
7,000,000	BNP Paribas, 5.08%, 3/06/07	6,999,020
20,000,000	Calyon, 4.84%, 8/10/06	19,991,400
50,000,000	Canadian Imperial Bank of Commerce, 5.32%, 11/24/06	50,000,000
30,000,000	Credit Suisse First Boston, 5.32%, 08/07/06	30,000,000
20,000,000	Deutsche Bank, 4.81%, 2/14/07	19,892,200
15,000,000	ForeningsSparBanken, 4.85%, 1/29/07	14,930,100
40,000,000	Mizuho Corp Bank, 5.33%, 8/07/06	40,000,000
25,000,000	Nordea Bank, 5.28%, 7/28/06	25,000,000
40,000,000	Norinchukin Bank, 5.35%, 8/07/06	39,999,807
10,000,000	Royal Bank of Scotland, 4.85%, 1/30/07	9,952,900
4,000,000	Royal Bank of Scotland, 5.24%, 2/23/07	3,999,520
30,000,000	Societe Generale, 5.28, 7/28/06	30,000,000
15,000,000	Svenska Handelsbanken, 4.85, 1/29/07	14,930,700
40,000,000	UBS AG, 5.30, 8/04/06	40,000,000
		389,696,527
	Total Negotiable Bank Certificates of Deposit (Cost $404,992,550)	404,699,077

	Asset Backed Commercial Paper - 2.1%
25,000,000	Gemini Securitization, 5.30%, 7/28/06 (Cost $24,907,986)	24,907,986

	Euro Time Deposits - 15.5%
40,000,000	BNP Paribas, 5.27%, 7/03/06	40,000,000
56,000,000	Citibank, 5.19%, 7/03/06	56,000,000
40,000,000	Dexia Bank, 5.28%, 7/03/06	40,000,000
50,000,000	Wells Fargo Bank, 5.19%, 7/03/06	50,000,000
	Total Euro Time Deposits (Cost $186,000,000)	186,000,000

	Corporate Notes - 1.3%
16,000,000	Merrill Lynch and Co, 5.35%, 2/27/07 (Cost $16,012,231)	16,011,840

	Corporate Bonds - 1.1%
13,742,000	Countrywide Home Loan, 5.50%, 8/1/06 (Cost $13,748,784)	13,742,962

	US Government Agency Notes/ Bonds - 1.2%
15,000,000	Federal Home Loan Mortgage Corp., 4.80%, 2/23/07 (Cost $15,000,000)	14,929,050

	Floating Rate Notes - 20.5%
50,000,000	American Express Centurion, 5.17%, 3/15/07	49,995,000
25,000,000	Bank of America, 5.31%, 11/7/06	25,003,250
60,000,000	Comerica Bank, 5.31%, 9/27/07	60,000,000
25,000,000	Countrywide Bank N.A., 5.26%, 10/18/06	24,998,750
15,000,000	Countrywide Bank N.A., 5.32%, 5/22/07	15,000,000
15,000,000	Countrywide Financial Corp, 5.57%, 12/19/07	15,009,450
25,000,000	Morgan Stanley, 5.49%, 1/11/08	25,020,500
30,000,000	Washington Mutual Bank, 5.10%, 4/18/08	30,000,000
	Total Floating Rate Notes (Cost $245,000,000)	245,026,950

	Asset Backed Securities - 2.2%
16,476,040	Capital One Auto Finance, 5.11%, 5/15/07	16,476,040
9,241,320	Nissan Auto Receivables, 4.66%, 2/15/07	9,241,320
	Total Asset Backed Securities (Cost $25,717,360)	25,717,360

	Repurchase Agreements - 21.8%
50,000,000	Bear Stearns, Co. Inc. 5.35%, dated 6/30/06, due 7/03/06, repurchase proceeds at maturity $50,022,292 (collateralized by ABS at 0.00% to 15.30% due from 10/25/12 to 12/25/42 valued at $31,714,565, CMO at 7.00% due 4/18/29 valued at $20,785,483)		50,000,000

30,000,000	Wachovia, NA, 5.38%, dated 6/30/06, due 7/03/06, repurchase proceeds at maturity $30,013,456 (collateralized by ABS at 0.00% to 6.72% due from 7/20/08 to 4/25/06 valued at $31,500,001)		30,000,000

25,000,000	Bank of America, 5.34%, dated 6/30/06, due 7/03/06, repurchase proceeds at maturity $25,011,130 (collateralized by CBND at 6.875% to 7.750% due from 3/15/11 to 12/01/45 valued at $26,250,000)		25,000,000

100,000,000	Deutsche Bank AG, 5.25%, dated 6/30/06, due 7/03/06, repurchase proceeds at maturity $130,057,181 (collateralized by FGRA at 5.00% to 5.94% due from 12/15/31 to 10/15/35 valued at $43,666,795, FNST at 5.50% due 12/01/34 valued at $19,927,706, FNRM at 4.50% to 7.00% due from 10/25/20 to 3/25/33 valued at $71,412,026)		130,000,000

25,000,000	Morgan Stanley, PLC, 5.36%, dated 6/30/06, due 7/03/06, repurchase proceeds at maturity $25,011,172 (collateralized by CD at 0.00% to 2.93% due from 2/28/07 to 12/30/11 valued at $26,288,629)		25,000,000

	Total Repurchase Agreements (Cost $260,000,000)		260,000,000

	Total Investments (Cost $1,191,378,911)	99.6%	1,191,035,225
	Other assets, less liabilities	0.4%	4,228,530

	Net Assets	100. %	1,195,263,755

GLOSSARY

ABS - Asset Backed Security
CBND - Corporate Bond
CD - Certificate of Deposit
CMO - Collateralized Mortgage Obligations
FGRA - FHLMC Adjustable Rate REMIC
FNRM - FNMA REMIC Mortgage-Backed Pass-Through Securities
FNST - FNMA STRIPS

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Short-Term Investment Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date:       August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick Farrell
Patrick Farrell
Chief Financial Officer

Date:       August 30, 2006

*  Print the name and title of each signing officer under his or her signature.